Expected credit loss measurement - Scenario weights (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights	[1]	$ 78	$ 118	$ 131
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 341	$ 359
ECL with adjusted probabilities of scenario weights in percent of baseline		149.00%	152.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 73
ECL with adjusted probabilities of scenario weights in percent of baseline		248.00%
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 55
ECL with adjusted probabilities of scenario weights in percent of baseline		169.00%
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 48
ECL with adjusted probabilities of scenario weights in percent of baseline		151.00%
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 51
ECL with adjusted probabilities of scenario weights in percent of baseline		112.00%
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 113
ECL with adjusted probabilities of scenario weights in percent of baseline		127.00%
Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 234	$ 237
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 32
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 35
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 32
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 45
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 90
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Upside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 203
ECL with adjusted probabilities of scenario weights in percent of baseline		87.00%
Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 27
ECL with adjusted probabilities of scenario weights in percent of baseline		84.00%
Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 28
ECL with adjusted probabilities of scenario weights in percent of baseline		81.00%
Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 28
ECL with adjusted probabilities of scenario weights in percent of baseline		87.00%
Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 42
ECL with adjusted probabilities of scenario weights in percent of baseline		93.00%
Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 78
ECL with adjusted probabilities of scenario weights in percent of baseline		87.00%
Mild downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 387
ECL with adjusted probabilities of scenario weights in percent of baseline		166.00%
Mild downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 107
ECL with adjusted probabilities of scenario weights in percent of baseline		336.00%
Mild downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 61
ECL with adjusted probabilities of scenario weights in percent of baseline		175.00%
Mild downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 39
ECL with adjusted probabilities of scenario weights in percent of baseline		120.00%
Mild downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 55
ECL with adjusted probabilities of scenario weights in percent of baseline		121.00%
Mild downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 126
ECL with adjusted probabilities of scenario weights in percent of baseline		140.00%
Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 646
ECL with adjusted probabilities of scenario weights in percent of baseline		276.00%
Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 179
ECL with adjusted probabilities of scenario weights in percent of baseline		562.00%
Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 128
ECL with adjusted probabilities of scenario weights in percent of baseline		368.00%
Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 106
ECL with adjusted probabilities of scenario weights in percent of baseline		329.00%
Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 67
ECL with adjusted probabilities of scenario weights in percent of baseline		147.00%
Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 166
ECL with adjusted probabilities of scenario weights in percent of baseline		185.00%
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 713
ECL with adjusted probabilities of scenario weights in percent of baseline		312.00%
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 191
ECL with adjusted probabilities of scenario weights in percent of baseline		646.00%
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 82
ECL with adjusted probabilities of scenario weights in percent of baseline		251.00%
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 95
ECL with adjusted probabilities of scenario weights in percent of baseline		296.00%
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 93
ECL with adjusted probabilities of scenario weights in percent of baseline		205.00%
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 252
ECL with adjusted probabilities of scenario weights in percent of baseline		283.00%
UBS AG
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights	[1],[2]	$ 78	117	$ 131
UBS AG | Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 341	$ 359
ECL with adjusted probabilities of scenario weights in percent of baseline		149.00%	152.00%
UBS AG | Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 73
ECL with adjusted probabilities of scenario weights in percent of baseline		248.00%
UBS AG | Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 55
ECL with adjusted probabilities of scenario weights in percent of baseline		169.00%
UBS AG | Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 48
ECL with adjusted probabilities of scenario weights in percent of baseline		151.00%
UBS AG | Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 51
ECL with adjusted probabilities of scenario weights in percent of baseline		112.00%
UBS AG | Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 113
ECL with adjusted probabilities of scenario weights in percent of baseline		127.00%
UBS AG | Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 234	$ 237
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 32
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 35
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 32
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 45
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 90
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Upside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 203
ECL with adjusted probabilities of scenario weights in percent of baseline		87.00%
UBS AG | Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 27
ECL with adjusted probabilities of scenario weights in percent of baseline		84.00%
UBS AG | Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 28
ECL with adjusted probabilities of scenario weights in percent of baseline		81.00%
UBS AG | Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 28
ECL with adjusted probabilities of scenario weights in percent of baseline		87.00%
UBS AG | Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 42
ECL with adjusted probabilities of scenario weights in percent of baseline		93.00%
UBS AG | Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 78
ECL with adjusted probabilities of scenario weights in percent of baseline		87.00%
UBS AG | Mild downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 387
ECL with adjusted probabilities of scenario weights in percent of baseline		166.00%
UBS AG | Mild downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 107
ECL with adjusted probabilities of scenario weights in percent of baseline		336.00%
UBS AG | Mild downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 61
ECL with adjusted probabilities of scenario weights in percent of baseline		175.00%
UBS AG | Mild downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 39
ECL with adjusted probabilities of scenario weights in percent of baseline		120.00%
UBS AG | Mild downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 55
ECL with adjusted probabilities of scenario weights in percent of baseline		121.00%
UBS AG | Mild downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 126
ECL with adjusted probabilities of scenario weights in percent of baseline		140.00%
UBS AG | Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 646
ECL with adjusted probabilities of scenario weights in percent of baseline		276.00%
UBS AG | Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 179
ECL with adjusted probabilities of scenario weights in percent of baseline		562.00%
UBS AG | Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 128
ECL with adjusted probabilities of scenario weights in percent of baseline		368.00%
UBS AG | Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 106
ECL with adjusted probabilities of scenario weights in percent of baseline		329.00%
UBS AG | Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 67
ECL with adjusted probabilities of scenario weights in percent of baseline		147.00%
UBS AG | Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 166
ECL with adjusted probabilities of scenario weights in percent of baseline		185.00%
UBS AG | Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 713
ECL with adjusted probabilities of scenario weights in percent of baseline		312.00%
UBS AG | Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 191
ECL with adjusted probabilities of scenario weights in percent of baseline		646.00%
UBS AG | Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 82
ECL with adjusted probabilities of scenario weights in percent of baseline		251.00%
UBS AG | Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 95
ECL with adjusted probabilities of scenario weights in percent of baseline		296.00%
UBS AG | Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 93
ECL with adjusted probabilities of scenario weights in percent of baseline		205.00%
UBS AG | Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 252
ECL with adjusted probabilities of scenario weights in percent of baseline		283.00%

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.